Contingencies And Contractual Commitments - Schedule of Minimum Future Fees Under Agreement (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Transportation and Storage Contracts, Fiscal Year Maturity
2022	$ 166,456
2023	164,518
2024	163,507
2025	163,972
2026	129,572
Thereafter	839,775
Total	$ 1,627,800